Acquisitions, Investments and Dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Telecable
Disclosure of detailed information about business combination [line items]
Schedule of business combination

	January 1, 2015
Cash and cash equivalents	Ps.	270,447
Trade and other receivables	57,687
Other current assets	34,118

Total current assets	362,252
Property, plant and equipment, net	1,724,757
Goodwill	4,885,331
Concessions	4,373,855
List of subscribers	1,233,808
Trademarks	218,578
Other intangible assets	16,240
Other non-current assets	4,582

Total assets	12,819,403

Trade and other payables	135,920
Other current liabilities	78,753

Total current liabilities	214,673

Long-term debt	505,425
Deferred income tax liability	2,090,269
Other non-current liabilities	7,198

Total non-current liabilities	2,602,892

Total liabilities	2,817,565

Total net assets	Ps.	10,001,838

TVI
Disclosure of detailed information about business combination [line items]
Schedule of acquisition of remaining equity interest, effect in equity attributable to Company stockholders

The effect of this transaction in the equity attributable to stockholders of the Company as of December 31, 2016, was as follows:

	Acquisition of a Non- controlling Interest
Carrying value of the non-controlling interest in TVI	Ps.	768,703
Consideration for the acquisition of a non-controlling interest in TVI	(6,750,000)

Decrease in retained earnings attributable to stockholders of the Company (1)	Ps.	(5,981,297)

Cable Sistema de Victoria, S.A. de C.V. ("CSV")
Disclosure of detailed information about business combination [line items]
Schedule of acquisition of remaining equity interest, effect in equity attributable to Company stockholders

The effect of this transaction in the equity attributable to stockholders of the Company as of December 31, 2016, was as follows:

	Acquisition of a Non- controlling Interest
Carrying value of the non-controlling interest in CSV	Ps.	35,724
Consideration for the acquisition of a non-controlling interest in CSV	(379,424)

Decrease in retained earnings attributable to stockholders of the Company (1)	Ps.	(343,700)

(1)

Changes in ownership interest are treated as equity transactions, if control is maintained. Any difference between the amount by which the non-controlling interest is adjusted and the fair value of the consideration paid or received is recognized in equity attributed to stockholders of the Company.